John Hancock
Income Securities Trust
Quarterly portfolio holdings 7/31/2021

Fund’s investments
As of 7-31-21 (unaudited)
	Rate (%)	Maturity date	Par value^	Value
U.S. Government and Agency obligations 23.6% (15.6% of Total investments)				$44,795,079
(Cost $43,547,895)
U.S. Government 6.5%				12,403,983
U.S. Treasury
Bond (A)(B)	1.875	02-15-51	2,061,600	2,047,104
Bond (A)(B)	2.250	05-15-41	681,000	731,543
Note (A)(B)	0.875	06-30-26	2,604,000	2,627,599
Note (A)(B)	1.250	06-30-28	2,427,000	2,468,335
Note (B)	1.625	05-15-31	4,369,000	4,529,402
U.S. Government Agency 17.1%				32,391,096
Federal Home Loan Mortgage Corp.
30 Yr Pass Thru	2.500	08-01-50	66,566	70,036
30 Yr Pass Thru	3.000	03-01-43	425,308	461,358
30 Yr Pass Thru	3.000	10-01-49	1,202,214	1,277,332
30 Yr Pass Thru	3.000	12-01-49	78,072	82,980
30 Yr Pass Thru	3.000	12-01-49	2,085,276	2,187,060
30 Yr Pass Thru	3.000	01-01-50	1,287,177	1,366,799
30 Yr Pass Thru	3.500	07-01-46	693,241	745,444
30 Yr Pass Thru	3.500	10-01-46	458,857	499,443
30 Yr Pass Thru	3.500	12-01-46	217,887	235,865
30 Yr Pass Thru	3.500	02-01-47	1,190,042	1,288,238
30 Yr Pass Thru	3.500	11-01-48	2,237,778	2,434,054
Federal National Mortgage Association
30 Yr Pass Thru (C)	2.000	TBA	5,153,000	5,255,345
30 Yr Pass Thru	2.000	09-01-50	565,823	579,057
30 Yr Pass Thru (C)	2.500	TBA	3,022,000	3,148,192
30 Yr Pass Thru	3.000	12-01-42	1,263,230	1,367,029
30 Yr Pass Thru	3.000	07-01-43	344,901	369,038
30 Yr Pass Thru	3.000	11-01-49	386,656	409,486
30 Yr Pass Thru	3.500	12-01-42	1,577,499	1,709,555
30 Yr Pass Thru	3.500	01-01-43	1,715,061	1,858,634
30 Yr Pass Thru	3.500	04-01-45	589,140	638,642
30 Yr Pass Thru	3.500	11-01-46	1,227,782	1,328,644
30 Yr Pass Thru	3.500	07-01-47	1,286,930	1,392,651
30 Yr Pass Thru	3.500	07-01-47	1,165,178	1,274,006
30 Yr Pass Thru	3.500	11-01-47	531,545	575,129
30 Yr Pass Thru	3.500	09-01-49	429,830	454,798
30 Yr Pass Thru	3.500	03-01-50	863,650	915,706

30 Yr Pass Thru	4.000	09-01-41	426,523	466,575
Foreign government obligations 0.7% (0.4% of Total investments)				$1,317,039
(Cost $1,154,754)
Argentina 0.2%				350,016
Republic of Argentina Bond (2.500% to 7-9-22, then 3.500% to 7-9-29, then 4.875% thereafter)	2.500	07-09-41	937,000	350,016
Qatar 0.2%				347,060
State of Qatar Bond (D)	5.103	04-23-48	259,000	347,060
Saudi Arabia 0.3%				619,963
Kingdom of Saudi Arabia Bond (D)	4.375	04-16-29	534,000	619,963
2	JOHN HANCOCK INCOME SECURITIES TRUST | QUARTERLY REPORT	SEE NOTES TO FUND’S INVESTMENTS

	Rate (%)	Maturity date	Par value^	Value

Corporate bonds 99.8% (65.8% of Total investments)				$189,378,764
(Cost $177,590,922)
Communication services 12.9%				24,541,999
Diversified telecommunication services 3.7%
AT&T, Inc.	2.300	06-01-27	240,000	251,280
AT&T, Inc.	3.100	02-01-43	1,225,000	1,224,178
AT&T, Inc.	3.500	06-01-41	423,000	449,380
AT&T, Inc.	3.650	06-01-51	112,000	118,700
C&W Senior Financing DAC (D)	6.875	09-15-27	240,000	254,422
Connect Finco SARL (D)	6.750	10-01-26	371,000	390,014
GCI LLC (D)	4.750	10-15-28	183,000	190,549
Level 3 Financing, Inc. (D)	3.400	03-01-27	328,000	347,342
Radiate Holdco LLC (D)	6.500	09-15-28	175,000	181,857
Switch, Ltd. (D)	3.750	09-15-28	63,000	64,447
Telecom Argentina SA (D)	8.000	07-18-26	186,000	178,562
Telecom Italia Capital SA	7.200	07-18-36	365,000	466,288
Telefonica Emisiones SA (A)(B)	5.213	03-08-47	553,000	694,104
Telesat Canada (D)	5.625	12-06-26	120,000	111,298
Total Play Telecomunicaciones SA de CV (A)(B)(D)	7.500	11-12-25	362,000	386,652
Verizon Communications, Inc.	2.650	11-20-40	207,000	202,660
Verizon Communications, Inc. (A)(B)	3.000	03-22-27	75,000	81,384
Verizon Communications, Inc.	4.329	09-21-28	635,000	744,779
Verizon Communications, Inc.	4.400	11-01-34	274,000	332,330
Verizon Communications, Inc. (A)(B)	4.500	08-10-33	310,000	377,837
Entertainment 1.9%
AMC Entertainment Holdings, Inc. (10.000% Cash or 12.000% PIK) (D)	12.000	06-15-26	276,000	246,330
Lions Gate Capital Holdings LLC (A)(B)(D)	5.500	04-15-29	309,000	316,323
Live Nation Entertainment, Inc. (A)(B)(D)	4.750	10-15-27	272,000	277,780
Netflix, Inc.	4.875	04-15-28	564,000	659,085
Netflix, Inc. (A)(B)(D)	4.875	06-15-30	209,000	251,797
Netflix, Inc. (D)	5.375	11-15-29	92,000	113,505
Netflix, Inc.	5.875	11-15-28	400,000	497,000
Playtika Holding Corp. (D)	4.250	03-15-29	45,000	44,888
The Walt Disney Company (B)	7.750	01-20-24	1,020,000	1,195,857
Interactive media and services 0.3%
ANGI Group LLC (D)	3.875	08-15-28	165,000	164,794
Match Group Holdings II LLC (D)	4.125	08-01-30	175,000	183,094
Twitter, Inc. (A)(B)(D)	3.875	12-15-27	181,000	193,598
Media 4.9%
Cable One, Inc. (A)(B)(D)	4.000	11-15-30	92,000	92,460
CCO Holdings LLC (D)	4.500	06-01-33	160,000	166,560
Charter Communications Operating LLC	3.900	06-01-52	176,000	182,319
Charter Communications Operating LLC	4.200	03-15-28	820,000	933,837
Charter Communications Operating LLC	4.800	03-01-50	573,000	672,109
Charter Communications Operating LLC	5.750	04-01-48	617,000	796,829
Charter Communications Operating LLC	6.484	10-23-45	606,000	852,495
Clear Channel Outdoor Holdings, Inc. (A)(B)(D)	7.750	04-15-28	527,000	549,566
Comcast Corp.	4.150	10-15-28	720,000	837,201
Globo Comunicacao e Participacoes SA (D)	4.875	01-22-30	315,000	324,847
News Corp. (D)	3.875	05-15-29	166,000	168,983
Sirius XM Radio, Inc. (D)	4.000	07-15-28	274,000	282,679
Sirius XM Radio, Inc. (A)(B)(D)	5.000	08-01-27	339,000	354,255
Townsquare Media, Inc. (D)	6.875	02-01-26	83,000	88,499
Univision Communications, Inc. (D)	4.500	05-01-29	88,000	88,215
SEE NOTES TO FUND’S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK INCOME SECURITIES TRUST	3

	Rate (%)	Maturity date	Par value^	Value
Communication services (continued)
Media (continued)
Videotron, Ltd. (D)	3.625	06-15-29	132,000	$135,300
VTR Finance NV (A)(B)(D)	6.375	07-15-28	2,610,000	2,757,282
Wireless telecommunication services 2.1%
MTN Mauritius Investments, Ltd. (A)(B)(D)	4.755	11-11-24	225,000	237,931
Oztel Holdings SPC, Ltd. (A)(B)(D)	6.625	04-24-28	230,000	253,006
SoftBank Group Corp. (6.875% to 7-19-27, then 5 Year ICE Swap Rate + 4.854%) (E)	6.875	07-19-27	400,000	410,900
Telefonica Celular del Paraguay SA (D)	5.875	04-15-27	200,000	210,000
T-Mobile USA, Inc. (B)	2.050	02-15-28	504,000	515,325
T-Mobile USA, Inc. (A)(B)	2.550	02-15-31	164,000	167,879
T-Mobile USA, Inc. (A)(B)	2.875	02-15-31	45,000	45,251
T-Mobile USA, Inc.	3.375	04-15-29	389,000	405,023
T-Mobile USA, Inc.	3.750	04-15-27	228,000	254,193
T-Mobile USA, Inc. (B)	3.875	04-15-30	517,000	583,740
T-Mobile USA, Inc. (B)	4.500	04-15-50	299,000	365,770
Vodafone Group PLC (7.000% to 1-4-29, then 5 Year U.S. Swap Rate + 4.873%) (A)(B)	7.000	04-04-79	497,000	617,431
Consumer discretionary 9.8%				18,613,518
Auto components 0.1%
Dealer Tire LLC (D)	8.000	02-01-28	92,000	99,025
LCM Investments Holdings II LLC (D)	4.875	05-01-29	49,000	50,143
Automobiles 1.4%
Ford Motor Credit Company LLC	4.125	08-17-27	329,000	352,030
Ford Motor Credit Company LLC	5.113	05-03-29	514,000	581,971
General Motors Company (B)	5.400	04-01-48	162,000	206,204
General Motors Financial Company, Inc. (A)(B)	3.600	06-21-30	717,000	787,431
General Motors Financial Company, Inc. (B)	4.350	01-17-27	310,000	351,135
Hyundai Capital America (B)(D)	1.800	10-15-25	156,000	158,774
Hyundai Capital America (D)	2.375	10-15-27	156,000	160,944
Diversified consumer services 0.4%
Service Corp. International	3.375	08-15-30	114,000	113,704
Service Corp. International (A)(B)	4.000	05-15-31	183,000	188,920
Sotheby’s (A)(B)(D)	7.375	10-15-27	201,000	214,698
StoneMor, Inc. (D)	8.500	05-15-29	301,000	301,810
Hotels, restaurants and leisure 5.6%
Affinity Gaming (D)	6.875	12-15-27	123,000	130,417
Bally’s Corp. (D)	6.750	06-01-27	298,000	321,840
Booking Holdings, Inc. (A)(B)	4.625	04-13-30	365,000	438,872
Caesars Resort Collection LLC (D)	5.750	07-01-25	91,000	95,664
CCM Merger, Inc. (D)	6.375	05-01-26	105,000	109,907
Choice Hotels International, Inc.	3.700	12-01-29	88,000	96,041
Choice Hotels International, Inc.	3.700	01-15-31	208,000	228,087
Dave & Buster’s, Inc. (D)	7.625	11-01-25	42,000	44,451
Everi Holdings, Inc. (D)	5.000	07-15-29	22,000	22,495
Expedia Group, Inc. (A)(B)	2.950	03-15-31	205,000	210,438
Expedia Group, Inc. (A)(B)	3.250	02-15-30	670,000	703,231
Expedia Group, Inc. (B)	3.800	02-15-28	582,000	637,939
Expedia Group, Inc. (B)	4.625	08-01-27	310,000	353,724
Expedia Group, Inc. (A)(B)	5.000	02-15-26	519,000	591,353
Full House Resorts, Inc. (D)	8.250	02-15-28	830,000	898,143
Hilton Domestic Operating Company, Inc. (D)	3.625	02-15-32	202,000	201,495
Hilton Domestic Operating Company, Inc. (D)	4.000	05-01-31	135,000	138,176
4	JOHN HANCOCK INCOME SECURITIES TRUST | QUARTERLY REPORT	SEE NOTES TO FUND’S INVESTMENTS

	Rate (%)	Maturity date	Par value^	Value
Consumer discretionary (continued)
Hotels, restaurants and leisure (continued)
Hilton Domestic Operating Company, Inc. (A)(B)	4.875	01-15-30	233,000	$249,913
Hilton Domestic Operating Company, Inc. (A)(B)(D)	5.750	05-01-28	69,000	74,175
Hilton Grand Vacations Borrower Escrow LLC (D)	4.875	07-01-31	144,000	141,247
Hilton Grand Vacations Borrower Escrow LLC (D)	5.000	06-01-29	182,000	183,642
Hyatt Hotels Corp. (A)(B)	4.375	09-15-28	68,000	75,923
Hyatt Hotels Corp.	5.750	04-23-30	189,000	231,591
International Game Technology PLC (A)(B)(D)	6.500	02-15-25	225,000	251,054
Jacobs Entertainment, Inc. (D)	7.875	02-01-24	201,000	209,291
Life Time, Inc. (A)(B)(D)	8.000	04-15-26	94,000	98,465
Marriott International, Inc.	2.850	04-15-31	339,000	347,188
Marriott International, Inc. (B)	3.125	06-15-26	128,000	136,885
Marriott International, Inc.	3.500	10-15-32	196,000	211,498
Marriott International, Inc. (A)(B)	4.625	06-15-30	300,000	347,379
Marriott International, Inc. (B)	5.750	05-01-25	750,000	865,435
MGM Resorts International	4.750	10-15-28	314,000	330,485
Mohegan Gaming & Entertainment (D)	8.000	02-01-26	219,000	228,014
New Red Finance, Inc. (A)(B)(D)	4.000	10-15-30	454,000	452,792
Resorts World Las Vegas LLC (A)(B)(D)	4.625	04-16-29	200,000	209,641
Travel + Leisure Company (D)	4.625	03-01-30	145,000	149,747
Travel + Leisure Company	6.600	10-01-25	111,000	124,320
Waterford Gaming LLC (D)(F)(G)	8.625	09-15-14	95,877	0
Wyndham Hotels & Resorts, Inc. (D)	4.375	08-15-28	101,000	104,403
Yum! Brands, Inc.	3.625	03-15-31	191,000	194,820
Yum! Brands, Inc. (A)(B)(D)	4.750	01-15-30	183,000	200,385
Household durables 0.3%
Brookfield Residential Properties, Inc. (D)	5.000	06-15-29	117,000	119,106
Century Communities, Inc.	6.750	06-01-27	179,000	190,096
Empire Communities Corp. (D)	7.000	12-15-25	36,000	37,935
KB Home	4.000	06-15-31	202,000	210,080
Toll Brothers Finance Corp. (A)(B)	3.800	11-01-29	45,000	48,600
Internet and direct marketing retail 1.0%
Amazon.com, Inc. (B)	3.150	08-22-27	660,000	732,383
Amazon.com, Inc. (B)	4.050	08-22-47	344,000	425,049
eBay, Inc. (B)	2.700	03-11-30	457,000	481,138
QVC, Inc.	5.450	08-15-34	280,000	296,940
Multiline retail 0.6%
Dollar Tree, Inc. (A)(B)	4.200	05-15-28	879,000	1,007,532
Macy’s Retail Holdings LLC (A)(B)(D)	5.875	04-01-29	54,000	56,962
Macy’s, Inc. (D)	8.375	06-15-25	93,000	101,370
Specialty retail 0.3%
Asbury Automotive Group, Inc.	4.750	03-01-30	134,000	141,873
AutoNation, Inc.	4.750	06-01-30	182,000	217,643
Group 1 Automotive, Inc. (D)	4.000	08-15-28	33,000	33,879
Ken Garff Automotive LLC (D)	4.875	09-15-28	128,000	131,360
Specialty Building Products Holdings LLC (D)	6.375	09-30-26	25,000	26,313
Textiles, apparel and luxury goods 0.1%
Hanesbrands, Inc. (D)	5.375	05-15-25	91,000	95,559
Levi Strauss & Company (D)	3.500	03-01-31	51,000	52,345
Consumer staples 3.1%				5,886,688
Beverages 0.4%
Anheuser-Busch InBev Worldwide, Inc.	4.600	04-15-48	564,000	702,683
SEE NOTES TO FUND’S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK INCOME SECURITIES TRUST	5

	Rate (%)	Maturity date	Par value^	Value
Consumer staples (continued)
Beverages (continued)
Constellation Brands, Inc.	3.150	08-01-29	120,000	$129,854
Food and staples retailing 0.8%
7-Eleven, Inc. (D)	2.800	02-10-51	363,000	348,738
Advantage Sales & Marketing, Inc. (A)(B)(D)	6.500	11-15-28	312,000	322,920
Albertsons Companies, Inc. (D)	3.250	03-15-26	109,000	111,632
Albertsons Companies, Inc. (D)	3.500	03-15-29	274,000	276,740
Albertsons Companies, Inc. (D)	4.875	02-15-30	112,000	121,240
The Kroger Company (A)(B)	2.200	05-01-30	83,000	84,463
U.S. Foods, Inc. (D)	4.750	02-15-29	164,000	167,280
Food products 1.3%
BRF SA (D)	5.750	09-21-50	212,000	214,650
Cargill, Inc. (A)(B)(D)	2.125	04-23-30	161,000	166,172
JBS Finance Luxembourg Sarl (D)	3.625	01-15-32	207,000	208,410
JBS USA Food Company (D)	5.750	01-15-28	498,000	524,892
JBS USA LUX SA (A)(B)(D)	3.750	12-01-31	65,000	66,788
Kraft Heinz Foods Company	4.375	06-01-46	274,000	315,716
Kraft Heinz Foods Company (A)(B)	4.875	10-01-49	62,000	77,329
Kraft Heinz Foods Company	5.000	06-04-42	95,000	119,047
Kraft Heinz Foods Company (A)(B)	5.500	06-01-50	166,000	222,335
NBM US Holdings, Inc. (D)	6.625	08-06-29	298,000	333,316
Post Holdings, Inc. (A)(B)(D)	5.500	12-15-29	149,000	159,430
Simmons Foods, Inc. (D)	4.625	03-01-29	33,000	33,317
Household products 0.5%
Edgewell Personal Care Company (D)	4.125	04-01-29	131,000	131,819
Edgewell Personal Care Company (D)	5.500	06-01-28	202,000	213,892
Kronos Acquisition Holdings, Inc. (D)	5.000	12-31-26	615,000	623,613
Personal products 0.1%
Oriflame Investment Holding PLC (A)(B)(D)	5.125	05-04-26	205,000	210,412
Energy 8.9%				16,790,590
Energy equipment and services 0.4%
CSI Compressco LP (D)	7.500	04-01-25	297,000	297,472
CSI Compressco LP (D)	7.500	04-01-25	88,000	88,140
CSI Compressco LP (10.000% Cash or 7.250% Cash and 2.750% PIK) (D)	10.000	04-01-26	280,721	258,263
Oil, gas and consumable fuels 8.5%
Aker BP ASA (A)(B)(D)	2.875	01-15-26	211,000	224,023
Aker BP ASA (A)(B)(D)	3.000	01-15-25	204,000	215,777
Aker BP ASA (A)(B)(D)	4.000	01-15-31	394,000	438,110
Altera Infrastructure LP (D)	8.500	07-15-23	264,000	241,890
Antero Midstream Partners LP (D)	5.375	06-15-29	178,000	182,795
Antero Resources Corp. (A)(B)	5.000	03-01-25	168,000	170,940
Antero Resources Corp. (A)(B)(D)	5.375	03-01-30	69,000	70,208
Antero Resources Corp. (D)	7.625	02-01-29	1,215,000	1,331,579
Ascent Resources Utica Holdings LLC (D)	5.875	06-30-29	189,000	186,165
Cheniere Energy Partners LP (D)	4.000	03-01-31	282,000	298,300
Cheniere Energy Partners LP (A)(B)	4.500	10-01-29	403,000	434,736
DCP Midstream Operating LP (5.850% to 5-21-23, then 3 month LIBOR + 3.850%) (D)	5.850	05-21-43	200,000	185,000
Diamondback Energy, Inc.	3.125	03-24-31	208,000	218,353
Enbridge, Inc. (5.500% to 7-15-27, then 3 month LIBOR + 3.418%) (A)(B)	5.500	07-15-77	340,000	364,650
Enbridge, Inc. (5.750% to 4-15-30, then 5 Year CMT + 5.314%) (B)	5.750	07-15-80	347,000	392,113
Enbridge, Inc. (6.250% to 3-1-28, then 3 month LIBOR + 3.641%) (B)	6.250	03-01-78	306,000	340,671
6	JOHN HANCOCK INCOME SECURITIES TRUST | QUARTERLY REPORT	SEE NOTES TO FUND’S INVESTMENTS

	Rate (%)	Maturity date	Par value^	Value
Energy (continued)
Oil, gas and consumable fuels (continued)
Energean Israel Finance, Ltd. (D)	5.375	03-30-28	79,000	$80,746
Energean Israel Finance, Ltd. (D)	5.875	03-30-31	138,000	141,501
Energy Transfer LP (B)	4.200	04-15-27	130,000	145,210
Energy Transfer LP (A)(B)	5.150	03-15-45	345,000	401,635
Energy Transfer LP (B)	5.250	04-15-29	617,000	735,252
Energy Transfer LP (B)	5.400	10-01-47	250,000	301,325
Energy Transfer LP (A)(B)	5.500	06-01-27	336,000	398,900
Energy Transfer LP (6.500% to 11-15-26, then 5 Year CMT + 5.694%) (E)	6.500	11-15-26	363,000	372,551
Enterprise Products Operating LLC (5.250% to 8-16-27, then 3 month LIBOR + 3.033%) (A)(B)	5.250	08-16-77	580,000	600,339
EQT Corp. (D)	3.125	05-15-26	92,000	94,640
EQT Corp. (D)	3.625	05-15-31	91,000	96,387
Kinder Morgan Energy Partners LP (A)(B)	7.750	03-15-32	208,000	303,760
Kinder Morgan, Inc. (A)(B)	4.300	03-01-28	134,000	154,440
Leviathan Bond, Ltd. (D)	6.500	06-30-27	327,000	359,588
Leviathan Bond, Ltd. (D)	6.750	06-30-30	64,000	71,694
Lundin Energy Finance BV (B)(D)	2.000	07-15-26	208,000	210,396
Lundin Energy Finance BV (D)	3.100	07-15-31	298,000	304,789
MC Brazil Downstream Trading SARL (D)	7.250	06-30-31	209,000	216,817
Midwest Connector Capital Company LLC (A)(B)(D)	3.625	04-01-22	156,000	158,325
Midwest Connector Capital Company LLC (B)(D)	3.900	04-01-24	359,000	376,116
MPLX LP	4.000	03-15-28	238,000	267,198
MPLX LP (A)(B)	4.125	03-01-27	79,000	89,048
MPLX LP	4.250	12-01-27	164,000	187,602
MPLX LP (6.875% to 2-15-23, then 3 month LIBOR + 4.652%) (E)	6.875	02-15-23	752,000	765,160
New Fortress Energy, Inc. (D)	6.500	09-30-26	313,000	316,199
Occidental Petroleum Corp.	3.500	08-15-29	55,000	54,863
Parkland Corp. (D)	4.500	10-01-29	678,000	697,462
Petrobras Global Finance BV (A)(B)	6.900	03-19-49	123,000	144,174
Sabine Pass Liquefaction LLC (B)	4.200	03-15-28	261,000	296,025
Sabine Pass Liquefaction LLC (B)	5.000	03-15-27	259,000	301,909
Sabine Pass Liquefaction LLC (B)	5.875	06-30-26	478,000	568,648
Sunoco LP	4.500	05-15-29	72,000	73,620
Targa Resources Partners LP (D)	4.000	01-15-32	186,000	192,270
Targa Resources Partners LP (A)(B)	5.875	04-15-26	372,000	389,205
The Williams Companies, Inc. (A)(B)	3.750	06-15-27	355,000	397,199
The Williams Companies, Inc.	5.750	06-24-44	114,000	154,246
TransCanada PipeLines, Ltd. (B)	4.250	05-15-28	205,000	236,947
Venture Global Calcasieu Pass LLC (D)	3.875	08-15-29	72,000	72,000
Venture Global Calcasieu Pass LLC (D)	4.125	08-15-31	119,000	123,219
Financials 24.2%				45,960,122
Banks 13.9%
Australia & New Zealand Banking Group, Ltd. (6.750% to 6-15-26, then 5 Year ICE Swap Rate + 5.168%) (B)(D)(E)	6.750	06-15-26	200,000	235,000
Banco Santander SA (A)(B)	4.379	04-12-28	200,000	231,135
Bank of America Corp. (2.087% to 6-14-28, then SOFR + 1.060%) (B)	2.087	06-14-29	447,000	455,167
Bank of America Corp. (2.592% to 4-29-30, then SOFR + 2.150%) (B)	2.592	04-29-31	458,000	474,692
Bank of America Corp. (2.687% to 4-22-31, then SOFR + 1.320%) (B)	2.687	04-22-32	676,000	705,425
Bank of America Corp. (B)	3.248	10-21-27	466,000	507,813
Bank of America Corp. (B)	3.950	04-21-25	925,000	1,015,470
Bank of America Corp. (6.300% to 3-10-26, then 3 month LIBOR + 4.553%) (A)(B)(E)	6.300	03-10-26	610,000	712,175
Barclays PLC (B)	4.375	01-12-26	840,000	947,394
SEE NOTES TO FUND’S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK INCOME SECURITIES TRUST	7

	Rate (%)	Maturity date	Par value^	Value
Financials (continued)
Banks (continued)
BPCE SA (B)(D)	4.500	03-15-25	475,000	$526,993
Citigroup, Inc. (2.561% to 5-1-31, then SOFR + 1.167%) (B)	2.561	05-01-32	312,000	322,650
Citigroup, Inc. (B)	3.200	10-21-26	970,000	1,056,630
Citigroup, Inc. (B)	4.600	03-09-26	605,000	692,995
Citigroup, Inc. (4.700% to 1-30-25, then SOFR + 3.234%) (E)	4.700	01-30-25	439,000	454,672
Citigroup, Inc. (B)	5.500	09-13-25	165,000	192,905
Citigroup, Inc. (6.250% to 8-15-26, then 3 month LIBOR + 4.517%) (E)	6.250	08-15-26	525,000	607,688
Citizens Financial Group, Inc. (B)	3.250	04-30-30	448,000	491,572
Credit Agricole SA (A)(B)(D)	3.250	01-14-30	471,000	502,847
Credit Agricole SA (7.875% to 1-23-24, then 5 Year U.S. Swap Rate + 4.898%) (A)(B)(D)(E)	7.875	01-23-24	600,000	676,500
Fifth Third Bancorp (5.100% to 6-30-23, then 3 month LIBOR + 3.033%) (A)(B)(E)	5.100	06-30-23	880,000	909,480
Freedom Mortgage Corp. (D)	8.125	11-15-24	232,000	237,220
Freedom Mortgage Corp. (D)	8.250	04-15-25	82,000	85,075
HSBC Holdings PLC (6.375% to 3-30-25, then 5 Year ICE Swap Rate + 4.368%) (B)(E)	6.375	03-30-25	200,000	221,410
JPMorgan Chase & Co. (2.522% to 4-22-30, then SOFR + 2.040%) (B)	2.522	04-22-31	1,007,000	1,047,255
JPMorgan Chase & Co. (A)(B)	2.950	10-01-26	1,053,000	1,137,699
JPMorgan Chase & Co. (2.956% to 5-13-30, then SOFR + 2.515%) (A)(B)	2.956	05-13-31	444,000	472,857
JPMorgan Chase & Co. (3.960% to 1-29-26, then 3 month LIBOR + 1.245%) (B)	3.960	01-29-27	422,000	472,103
JPMorgan Chase & Co. (4.600% to 2-1-25, then SOFR + 3.125%) (B)(E)	4.600	02-01-25	379,000	392,265
JPMorgan Chase & Co. (6.750% to 2-1-24, then 3 month LIBOR + 3.780%) (B)(E)	6.750	02-01-24	1,170,000	1,292,148
Lloyds Banking Group PLC (B)	4.450	05-08-25	1,245,000	1,398,275
Lloyds Banking Group PLC (7.500% to 6-27-24, then 5 Year U.S. Swap Rate + 4.760%) (E)	7.500	06-27-24	385,000	434,453
M&T Bank Corp. (5.125% to 11-1-26, then 3 month LIBOR + 3.520%) (A)(B)(E)	5.125	11-01-26	141,000	156,781
NatWest Group PLC (6.000% to 12-29-25, then 5 Year CMT + 5.625%) (A)(B)(E)	6.000	12-29-25	393,000	436,721
PNC Bank NA (A)(B)	4.050	07-26-28	891,000	1,039,679
Santander Holdings USA, Inc. (A)(B)	3.244	10-05-26	669,000	719,808
Santander Holdings USA, Inc. (A)(B)	3.450	06-02-25	585,000	631,051
Santander Holdings USA, Inc. (B)	4.400	07-13-27	155,000	175,171
Societe Generale SA (5.375% to 11-18-30, then 5 Year CMT + 4.514%) (A)(B)(D)(E)	5.375	11-18-30	269,000	290,520
The PNC Financial Services Group, Inc. (4.850% to 6-1-23, then 3 month LIBOR + 3.040%) (B)(E)	4.850	06-01-23	224,000	233,296
The PNC Financial Services Group, Inc. (6.750% to 11-1-21, then 3 month LIBOR + 3.678%) (A)(B)(E)	6.750	11-01-21	855,000	856,864
Wells Fargo & Company (2.393% to 6-2-27, then SOFR + 2.100%) (B)	2.393	06-02-28	701,000	733,765
Wells Fargo & Company (2.879% to 10-30-29, then SOFR + 1.432%) (B)	2.879	10-30-30	500,000	534,314
Wells Fargo & Company (3.068% to 4-30-40, then SOFR + 2.530%) (B)	3.068	04-30-41	363,000	380,262
Wells Fargo & Company (5.875% to 6-15-25, then 3 month LIBOR + 3.990%) (E)	5.875	06-15-25	1,220,000	1,381,650
Capital markets 3.9%
Ares Capital Corp. (B)	2.150	07-15-26	425,000	428,272
Ares Capital Corp. (A)(B)	2.875	06-15-28	237,000	244,425
Ares Capital Corp. (B)	3.875	01-15-26	305,000	329,194
Ares Capital Corp. (B)	4.200	06-10-24	213,000	229,549
Lazard Group LLC	4.375	03-11-29	230,000	265,817
Macquarie Bank, Ltd. (A)(B)(D)	3.624	06-03-30	246,000	263,569
Macquarie Bank, Ltd. (A)(B)(D)	4.875	06-10-25	520,000	583,696
Morgan Stanley (2.188% to 4-28-25, then SOFR + 1.990%) (B)	2.188	04-28-26	803,000	833,748
Morgan Stanley (B)	3.875	01-27-26	1,375,000	1,541,692
The Goldman Sachs Group, Inc. (2.615% to 4-22-31, then SOFR + 1.281%) (B)	2.615	04-22-32	829,000	859,141
8	JOHN HANCOCK INCOME SECURITIES TRUST | QUARTERLY REPORT	SEE NOTES TO FUND’S INVESTMENTS

	Rate (%)	Maturity date	Par value^	Value
Financials (continued)
Capital markets (continued)
The Goldman Sachs Group, Inc. (B)	3.850	01-26-27	1,335,000	$1,478,110
UBS Group AG (7.000% to 1-31-24, then 5 Year U.S. Swap Rate + 4.344%) (D)(E)	7.000	01-31-24	295,000	324,131
Consumer finance 1.5%
Ally Financial, Inc. (A)(B)	5.125	09-30-24	645,000	725,290
Ally Financial, Inc. (A)(B)	5.800	05-01-25	245,000	284,902
Discover Financial Services (B)	4.100	02-09-27	884,000	1,003,703
Enova International, Inc. (D)	8.500	09-01-24	58,000	59,450
Enova International, Inc. (D)	8.500	09-15-25	260,000	270,725
OneMain Finance Corp.	6.875	03-15-25	105,000	119,104
OneMain Finance Corp. (A)(B)	8.875	06-01-25	106,000	116,598
Unifin Financiera SAB de CV (D)	9.875	01-28-29	308,000	304,150
Diversified financial services 1.6%
Brightstar Escrow Corp. (D)	9.750	10-15-25	107,000	114,490
GE Capital International Funding Company (B)	4.418	11-15-35	630,000	772,992
Jefferies Group LLC (A)(B)	4.150	01-23-30	365,000	417,131
Jefferies Group LLC (A)(B)	4.850	01-15-27	432,000	505,978
Operadora de Servicios Mega SA de CV (D)	8.250	02-11-25	226,000	227,130
Voya Financial, Inc. (5.650% to 5-15-23, then 3 month LIBOR + 3.580%)	5.650	05-15-53	868,000	917,841
Insurance 3.0%
Athene Holding, Ltd.	3.500	01-15-31	162,000	177,372
AXA SA	8.600	12-15-30	175,000	265,225
Brighthouse Financial, Inc. (A)(B)	3.700	06-22-27	334,000	368,913
CNA Financial Corp.	2.050	08-15-30	157,000	156,869
CNO Financial Group, Inc. (B)	5.250	05-30-25	512,000	582,606
CNO Financial Group, Inc.	5.250	05-30-29	384,000	460,732
MetLife, Inc. (6.400% to 12-15-36, then 3 month LIBOR + 2.205%) (A)(B)	6.400	12-15-36	355,000	455,716
MetLife, Inc. (9.250% to 4-8-38, then 3 month LIBOR + 5.540%) (D)	9.250	04-08-38	315,000	481,374
New York Life Insurance Company (D)	3.750	05-15-50	199,000	230,675
Nippon Life Insurance Company (2.750% to 1-21-31, then 5 Year CMT + 2.653%) (D)	2.750	01-21-51	509,000	503,910
Nippon Life Insurance Company (5.100% to 10-16-24, then 5 Year U.S. Swap Rate + 3.650%) (D)	5.100	10-16-44	365,000	403,508
Prudential Financial, Inc. (5.875% to 9-15-22, then 3 month LIBOR + 4.175%) (A)(B)	5.875	09-15-42	662,000	697,749
SBL Holdings, Inc. (B)(D)	5.000	02-18-31	275,000	296,453
Teachers Insurance & Annuity Association of America (B)(D)	4.270	05-15-47	430,000	528,668
Unum Group (A)(B)	4.125	06-15-51	130,000	132,523
Thrifts and mortgage finance 0.3%
Nationstar Mortgage Holdings, Inc. (D)	5.125	12-15-30	136,000	135,660
Nationstar Mortgage Holdings, Inc. (D)	5.500	08-15-28	147,000	149,389
Nationstar Mortgage Holdings, Inc. (D)	6.000	01-15-27	75,000	78,188
Radian Group, Inc.	4.500	10-01-24	144,000	153,919
Health care 6.6%				12,591,388
Biotechnology 1.0%
AbbVie, Inc. (A)(B)	3.200	11-21-29	1,213,000	1,331,688
Shire Acquisitions Investments Ireland DAC (B)	3.200	09-23-26	513,000	559,042
Health care equipment and supplies 0.1%
Varex Imaging Corp. (D)	7.875	10-15-27	115,000	128,253
Health care providers and services 4.4%
AmerisourceBergen Corp. (A)(B)	2.800	05-15-30	340,000	360,680
Anthem, Inc.	2.250	05-15-30	135,000	138,699
SEE NOTES TO FUND’S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK INCOME SECURITIES TRUST	9

	Rate (%)	Maturity date	Par value^	Value
Health care (continued)
Health care providers and services (continued)
Centene Corp.	2.500	03-01-31	322,000	$322,403
Centene Corp.	3.000	10-15-30	299,000	310,703
Centene Corp.	3.375	02-15-30	128,000	133,540
Centene Corp.	4.250	12-15-27	92,000	97,060
Centene Corp.	4.625	12-15-29	124,000	135,898
Centene Corp. (D)	5.375	06-01-26	255,000	265,634
CVS Health Corp. (A)(B)	2.700	08-21-40	235,000	234,150
CVS Health Corp.	3.750	04-01-30	521,000	592,673
CVS Health Corp.	4.300	03-25-28	382,000	442,306
CVS Health Corp. (B)	5.050	03-25-48	400,000	532,936
DaVita, Inc. (D)	3.750	02-15-31	287,000	278,324
DaVita, Inc. (D)	4.625	06-01-30	274,000	283,248
Encompass Health Corp.	4.500	02-01-28	130,000	134,875
Encompass Health Corp. (A)(B)	4.625	04-01-31	114,000	123,992
Fresenius Medical Care US Finance III, Inc. (A)(B)(D)	2.375	02-16-31	492,000	489,084
HCA, Inc. (B)	4.125	06-15-29	382,000	436,006
HCA, Inc. (B)	5.250	04-15-25	875,000	1,004,060
HCA, Inc. (B)	5.250	06-15-26	320,000	372,814
MEDNAX, Inc. (A)(B)(D)	6.250	01-15-27	279,000	293,915
Rede D’or Finance Sarl (D)	4.500	01-22-30	387,000	394,260
Select Medical Corp. (D)	6.250	08-15-26	231,000	244,218
Universal Health Services, Inc. (D)	2.650	10-15-30	275,000	279,483
Universal Health Services, Inc. (B)(D)	5.000	06-01-26	424,000	434,600
Life sciences tools and services 0.0%
Charles River Laboratories International, Inc. (A)(B)(D)	4.250	05-01-28	62,000	64,713
Pharmaceuticals 1.1%
Bausch Health Companies, Inc. (D)	5.250	01-30-30	140,000	131,762
Bausch Health Companies, Inc. (D)	6.125	04-15-25	319,000	325,579
Bausch Health Companies, Inc. (D)	6.250	02-15-29	296,000	294,502
Catalent Pharma Solutions, Inc. (D)	3.125	02-15-29	50,000	49,000
Catalent Pharma Solutions, Inc. (A)(B)(D)	5.000	07-15-27	62,000	64,868
Organon & Company (D)	5.125	04-30-31	249,000	256,470
Royalty Pharma PLC (B)(D)	1.750	09-02-27	157,000	157,908
Viatris, Inc. (A)(B)(D)	2.300	06-22-27	164,000	168,703
Viatris, Inc. (A)(B)(D)	2.700	06-22-30	328,000	336,865
Viatris, Inc. (A)(B)(D)	4.000	06-22-50	357,000	386,474
Industrials 12.5%				23,685,031
Aerospace and defense 1.9%
DAE Funding LLC (D)	2.625	03-20-25	207,000	210,774
Huntington Ingalls Industries, Inc. (A)(B)	3.844	05-01-25	577,000	631,378
Huntington Ingalls Industries, Inc.	4.200	05-01-30	352,000	405,297
Kratos Defense & Security Solutions, Inc. (D)	6.500	11-30-25	159,000	165,758
The Boeing Company (A)(B)	3.200	03-01-29	298,000	314,554
The Boeing Company (A)(B)	5.040	05-01-27	434,000	501,660
The Boeing Company	5.150	05-01-30	316,000	376,289
The Boeing Company	5.805	05-01-50	254,000	346,452
TransDigm, Inc. (A)(B)	5.500	11-15-27	542,000	559,615
Air freight and logistics 0.0%
Watco Companies LLC (D)	6.500	06-15-27	41,000	43,836
XPO Logistics, Inc. (A)(B)(D)	6.250	05-01-25	30,000	31,838
10	JOHN HANCOCK INCOME SECURITIES TRUST | QUARTERLY REPORT	SEE NOTES TO FUND’S INVESTMENTS

	Rate (%)	Maturity date	Par value^	Value
Industrials (continued)
Airlines 4.4%
Air Canada 2013-1 Class A Pass Through Trust (D)	4.125	05-15-25	176,630	$179,982
Air Canada 2017-1 Class B Pass Through Trust (D)	3.700	01-15-26	226,032	217,553
Alaska Airlines 2020-1 Class B Pass Through Trust (B)(D)	8.000	08-15-25	77,751	86,684
American Airlines 2015-1 Class A Pass Through Trust	3.375	05-01-27	651,124	641,357
American Airlines 2015-1 Class B Pass Through Trust	3.700	05-01-23	298,263	289,754
American Airlines 2016-1 Class A Pass Through Trust	4.100	01-15-28	314,650	315,370
American Airlines 2017-1 Class A Pass Through Trust (B)	4.000	02-15-29	156,975	157,956
American Airlines 2017-1 Class AA Pass Through Trust (B)	3.650	02-15-29	241,500	250,398
American Airlines 2017-2 Class A Pass Through Trust (B)	3.600	10-15-29	200,194	192,512
American Airlines 2019-1 Class A Pass Through Trust	3.500	02-15-32	302,675	289,671
American Airlines 2019-1 Class AA Pass Through Trust	3.150	02-15-32	244,978	247,443
British Airways 2013-1 Class A Pass Through Trust (B)(D)	4.625	06-20-24	349,470	362,837
British Airways 2018-1 Class A Pass Through Trust (D)	4.125	09-20-31	122,701	124,597
British Airways 2020-1 Class A Pass Through Trust (D)	4.250	11-15-32	102,534	110,157
British Airways 2020-1 Class B Pass Through Trust (D)	8.375	11-15-28	82,872	96,712
Continental Airlines 2007-1 Class A Pass Through Trust (B)	5.983	04-19-22	202,770	205,364
Delta Air Lines, Inc. (A)(B)	2.900	10-28-24	518,000	525,007
Delta Air Lines, Inc. (A)(B)	3.800	04-19-23	312,000	321,943
Delta Air Lines, Inc.	4.375	04-19-28	355,000	372,093
Delta Air Lines, Inc. (B)(D)	4.500	10-20-25	79,000	84,925
Delta Air Lines, Inc. (B)(D)	4.750	10-20-28	133,000	148,628
JetBlue 2019-1 Class AA Pass Through Trust	2.750	05-15-32	254,479	261,135
United Airlines 2014-2 Class A Pass Through Trust	3.750	09-03-26	334,868	351,856
United Airlines 2014-2 Class B Pass Through Trust	4.625	09-03-22	247,396	252,568
United Airlines 2016-1 Class A Pass Through Trust	3.450	07-07-28	324,254	325,032
United Airlines 2016-1 Class B Pass Through Trust	3.650	01-07-26	323,507	323,500
United Airlines 2018-1 Class B Pass Through Trust	4.600	03-01-26	94,647	96,702
United Airlines 2019-1 Class A Pass Through Trust	4.550	08-25-31	219,263	237,153
United Airlines 2020-1 Class A Pass Through Trust	5.875	10-15-27	662,217	733,405
United Airlines 2020-1 Class B Pass Through Trust (B)	4.875	01-15-26	158,823	165,771
United Airlines, Inc. (D)	4.375	04-15-26	23,000	23,664
United Airlines, Inc. (D)	4.625	04-15-29	53,000	54,524
US Airways 2010-1 Class A Pass Through Trust	6.250	04-22-23	187,836	191,934
US Airways 2012-1 Class A Pass Through Trust	5.900	10-01-24	160,562	168,924
Building products 0.6%
Builders FirstSource, Inc. (D)	4.250	02-01-32	216,000	220,860
Builders FirstSource, Inc. (D)	5.000	03-01-30	34,000	36,168
Builders FirstSource, Inc. (D)	6.750	06-01-27	51,000	54,570
Owens Corning (A)(B)	3.950	08-15-29	659,000	751,416
Commercial services and supplies 1.1%
APX Group, Inc. (D)	5.750	07-15-29	201,000	201,808
APX Group, Inc.	7.625	09-01-23	279,000	285,389
Cimpress PLC (D)	7.000	06-15-26	290,000	304,500
Clean Harbors, Inc. (D)	4.875	07-15-27	50,000	52,438
Deluxe Corp. (D)	8.000	06-01-29	95,000	103,788
Garda World Security Corp. (A)(B)(D)	6.000	06-01-29	142,000	138,983
GFL Environmental, Inc. (D)	3.500	09-01-28	272,000	272,862
GFL Environmental, Inc. (A)(B)(D)	4.750	06-15-29	118,000	121,971
Graphic Packaging International LLC (D)	3.500	03-01-29	204,000	202,689
Legends Hospitality Holding Company LLC (D)	5.000	02-01-26	50,000	51,750
LSC Communications, Inc. (D)(F)	8.750	10-15-23	321,000	9,630
Prime Security Services Borrower LLC (D)	3.375	08-31-27	47,000	45,717
SEE NOTES TO FUND’S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK INCOME SECURITIES TRUST	11

	Rate (%)	Maturity date	Par value^	Value
Industrials (continued)
Commercial services and supplies (continued)
Prime Security Services Borrower LLC (D)	6.250	01-15-28	163,000	$170,115
Stericycle, Inc. (D)	3.875	01-15-29	59,000	59,811
Williams Scotsman International, Inc. (A)(B)(D)	4.625	08-15-28	55,000	56,650
Construction and engineering 0.6%
AECOM	5.125	03-15-27	415,000	461,688
Global Infrastructure Solutions, Inc. (D)	5.625	06-01-29	189,000	193,961
MasTec, Inc. (D)	4.500	08-15-28	147,000	155,014
Picasso Finance Sub, Inc. (D)	6.125	06-15-25	28,000	29,680
Tutor Perini Corp. (A)(B)(D)	6.875	05-01-25	228,000	235,410
Electrical equipment 0.0%
Atkore, Inc. (A)(B)(D)	4.250	06-01-31	68,000	69,530
Industrial conglomerates 0.5%
General Electric Company (B)	4.250	05-01-40	404,000	482,149
General Electric Company (B)	5.550	01-05-26	442,000	526,816
Machinery 0.3%
ATS Automation Tooling Systems, Inc. (D)	4.125	12-15-28	39,000	39,683
Flowserve Corp. (B)	3.500	10-01-30	184,000	195,658
Hillenbrand, Inc.	3.750	03-01-31	154,000	156,693
JB Poindexter & Company, Inc. (D)	7.125	04-15-26	99,000	104,321
Professional services 0.3%
CoStar Group, Inc. (A)(B)(D)	2.800	07-15-30	412,000	425,621
TriNet Group, Inc. (D)	3.500	03-01-29	161,000	161,201
Road and rail 0.4%
Uber Technologies, Inc. (D)	7.500	05-15-25	228,000	244,177
Uber Technologies, Inc. (D)	7.500	09-15-27	406,000	443,636
Trading companies and distributors 2.3%
AerCap Ireland Capital DAC	1.750	01-30-26	359,000	356,836
AerCap Ireland Capital DAC (A)(B)	2.875	08-14-24	389,000	407,018
Air Lease Corp. (A)(B)	2.875	01-15-26	171,000	180,806
Air Lease Corp.	3.625	12-01-27	164,000	178,472
Aircastle, Ltd. (A)(B)	5.000	04-01-23	620,000	662,444
Alta Equipment Group, Inc. (D)	5.625	04-15-26	47,000	48,645
Ashtead Capital, Inc. (D)	4.375	08-15-27	760,000	796,100
Beacon Roofing Supply, Inc. (A)(B)(D)	4.125	05-15-29	149,000	148,628
Boise Cascade Company (D)	4.875	07-01-30	40,000	42,350
H&E Equipment Services, Inc. (D)	3.875	12-15-28	252,000	249,795
United Rentals North America, Inc.	3.875	11-15-27	556,000	581,020
United Rentals North America, Inc.	3.875	02-15-31	125,000	128,580
United Rentals North America, Inc.	4.875	01-15-28	583,000	615,648
Transportation infrastructure 0.1%
Adani Ports & Special Economic Zone, Ltd. (A)(B)(D)	3.100	02-02-31	238,000	227,774
Information technology 9.7%				18,409,789
Communications equipment 0.6%
Motorola Solutions, Inc.	2.300	11-15-30	407,000	406,921
Motorola Solutions, Inc. (A)(B)	2.750	05-24-31	435,000	451,218
Motorola Solutions, Inc.	4.600	02-23-28	75,000	87,903
Motorola Solutions, Inc. (A)(B)	4.600	05-23-29	96,000	113,365
IT services 1.7%
Gartner, Inc. (D)	3.625	06-15-29	89,000	91,114
Gartner, Inc. (A)(B)(D)	3.750	10-01-30	56,000	57,540
12	JOHN HANCOCK INCOME SECURITIES TRUST | QUARTERLY REPORT	SEE NOTES TO FUND’S INVESTMENTS

	Rate (%)	Maturity date	Par value^	Value
Information technology (continued)
IT services (continued)
Gartner, Inc. (A)(B)(D)	4.500	07-01-28	285,000	$301,388
PayPal Holdings, Inc.	2.850	10-01-29	989,000	1,076,705
Sabre GLBL, Inc. (D)	7.375	09-01-25	641,000	684,568
Square, Inc. (D)	2.750	06-01-26	71,000	72,598
Square, Inc. (D)	3.500	06-01-31	96,000	99,753
VeriSign, Inc.	2.700	06-15-31	196,000	202,827
VeriSign, Inc. (B)	5.250	04-01-25	510,000	580,176
Semiconductors and semiconductor equipment 5.2%
Broadcom, Inc. (D)	3.419	04-15-33	1,398,000	1,491,074
Broadcom, Inc.	4.750	04-15-29	1,447,000	1,699,182
Broadcom, Inc.	5.000	04-15-30	491,000	586,185
KLA Corp.	4.100	03-15-29	270,000	314,346
Lam Research Corp.	4.875	03-15-49	275,000	380,190
Marvell Technology, Inc. (A)(B)(D)	2.450	04-15-28	414,000	428,099
Marvell Technology, Inc. (A)(B)(D)	4.875	06-22-28	1,125,000	1,311,166
Micron Technology, Inc.	4.185	02-15-27	980,000	1,109,938
Micron Technology, Inc. (B)	4.975	02-06-26	675,000	780,854
Micron Technology, Inc. (A)(B)	5.327	02-06-29	697,000	846,574
NXP BV (A)(B)(D)	3.250	05-11-41	135,000	142,668
NXP BV (D)	3.875	06-18-26	496,000	554,898
Qorvo, Inc. (D)	3.375	04-01-31	148,000	153,628
Skyworks Solutions, Inc.	3.000	06-01-31	96,000	100,701
Software 1.0%
Autodesk, Inc.	2.850	01-15-30	653,000	696,708
Clarivate Science Holdings Corp. (D)	3.875	06-30-28	74,000	74,611
Clarivate Science Holdings Corp. (D)	4.875	06-30-29	75,000	75,536
Crowdstrike Holdings, Inc.	3.000	02-15-29	43,000	43,591
Infor, Inc. (B)(D)	1.750	07-15-25	113,000	116,017
j2 Global, Inc. (D)	4.625	10-15-30	175,000	185,938
Oracle Corp. (A)(B)	2.950	04-01-30	666,000	712,191
PTC, Inc. (D)	4.000	02-15-28	57,000	58,924
Technology hardware, storage and peripherals 1.2%
Atento Luxco 1 SA (D)	8.000	02-10-26	106,000	116,900
CDW LLC	3.250	02-15-29	115,000	115,383
Dell International LLC (B)	4.900	10-01-26	480,000	559,483
Dell International LLC (A)(B)	5.300	10-01-29	462,000	565,622
Dell International LLC (B)	5.850	07-15-25	142,000	167,090
Dell International LLC (B)	8.350	07-15-46	324,000	530,371
Xerox Holdings Corp. (D)	5.500	08-15-28	252,000	265,845
Materials 3.9%				7,413,213
Chemicals 1.3%
Braskem Netherlands Finance BV (8.500% to 10-24-25, then 5 Year CMT + 8.220%) (D)	8.500	01-23-81	280,000	322,703
CVR Partners LP (D)	6.125	06-15-28	84,000	87,465
Cydsa SAB de CV (D)	6.250	10-04-27	265,000	275,603
FS Luxembourg Sarl (D)	10.000	12-15-25	246,000	274,907
International Flavors & Fragrances, Inc. (D)	1.832	10-15-27	118,000	119,390
Orbia Advance Corp. SAB de CV (A)(B)(D)	5.500	01-15-48	285,000	339,150
Sasol Financing USA LLC	5.500	03-18-31	326,000	339,855
Trinseo Materials Operating SCA (D)	5.125	04-01-29	162,000	164,835
Tronox, Inc. (D)	4.625	03-15-29	185,000	188,006
Valvoline, Inc. (D)	3.625	06-15-31	229,000	227,855
SEE NOTES TO FUND’S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK INCOME SECURITIES TRUST	13

	Rate (%)	Maturity date	Par value^	Value
Materials (continued)
Chemicals (continued)
WR Grace & Company (D)	4.875	06-15-27	113,000	$119,356
Construction materials 0.7%
Cemex SAB de CV (D)	3.875	07-11-31	255,000	264,053
Cemex SAB de CV (D)	5.200	09-17-30	256,000	280,320
Cemex SAB de CV (D)	7.375	06-05-27	255,000	288,596
Standard Industries, Inc. (D)	3.375	01-15-31	109,000	105,692
Standard Industries, Inc. (D)	5.000	02-15-27	54,000	55,688
U.S. Concrete, Inc. (D)	5.125	03-01-29	99,000	108,158
Vulcan Materials Company (A)(B)	3.500	06-01-30	253,000	282,040
Containers and packaging 0.4%
Ardagh Packaging Finance PLC (D)	6.000	02-15-25	215,000	221,665
Graham Packaging Company, Inc. (D)	7.125	08-15-28	18,000	19,193
Mauser Packaging Solutions Holding Company (D)	8.500	04-15-24	40,000	41,400
Owens-Brockway Glass Container, Inc. (A)(B)(D)	6.625	05-13-27	129,000	139,320
Reynolds Group Issuer, Inc. (D)	4.000	10-15-27	275,000	274,656
Trident TPI Holdings, Inc. (A)(B)(D)	6.625	11-01-25	85,000	87,019
Metals and mining 1.5%
Anglo American Capital PLC (A)(B)(D)	4.750	04-10-27	270,000	313,071
Arconic Corp. (A)(B)(D)	6.000	05-15-25	85,000	89,888
Arconic Corp. (D)	6.125	02-15-28	134,000	142,710
Commercial Metals Company	3.875	02-15-31	110,000	110,825
Commercial Metals Company (A)(B)	5.375	07-15-27	92,000	96,565
First Quantum Minerals, Ltd. (D)	6.875	10-15-27	506,000	548,378
FMG Resources August 2006 Pty, Ltd. (D)	4.375	04-01-31	226,000	245,775
Freeport-McMoRan, Inc. (A)(B)	4.625	08-01-30	226,000	248,318
Freeport-McMoRan, Inc.	5.450	03-15-43	208,000	267,372
Hudbay Minerals, Inc. (D)	4.500	04-01-26	52,000	52,910
JW Aluminum Continuous Cast Company (D)	10.250	06-01-26	102,000	107,100
Newmont Corp.	2.800	10-01-29	169,000	179,900
Novelis Corp. (D)	4.750	01-30-30	313,000	333,286
Volcan Cia Minera SAA (D)	4.375	02-11-26	52,000	50,190
Real estate 4.5%				8,558,552
Equity real estate investment trusts 4.5%
American Homes 4 Rent LP (A)(B)	4.250	02-15-28	248,000	284,480
American Tower Corp. (A)(B)	3.550	07-15-27	564,000	623,728
American Tower Corp.	3.800	08-15-29	445,000	501,152
Crown Castle International Corp.	3.300	07-01-30	336,000	365,907
Crown Castle International Corp.	3.650	09-01-27	455,000	507,273
Crown Castle International Corp. (A)(B)	3.800	02-15-28	175,000	196,670
CyrusOne LP	2.150	11-01-30	148,000	142,768
CyrusOne LP	3.450	11-15-29	301,000	322,970
Equinix, Inc. (B)	1.550	03-15-28	340,000	338,609
Equinix, Inc. (B)	1.800	07-15-27	201,000	205,026
Equinix, Inc. (A)(B)	2.500	05-15-31	529,000	548,791
Equinix, Inc. (A)(B)	3.200	11-18-29	669,000	728,391
GLP Capital LP (A)(B)	5.375	04-15-26	282,000	326,381
Host Hotels & Resorts LP	3.375	12-15-29	384,000	405,029
Host Hotels & Resorts LP	3.500	09-15-30	268,000	285,025
Host Hotels & Resorts LP (A)(B)	4.500	02-01-26	164,000	182,009
Iron Mountain, Inc. (D)	4.875	09-15-29	150,000	157,125
Iron Mountain, Inc. (D)	5.250	07-15-30	200,000	213,125
MGM Growth Properties Operating Partnership LP (D)	3.875	02-15-29	561,000	574,402
14	JOHN HANCOCK INCOME SECURITIES TRUST | QUARTERLY REPORT	SEE NOTES TO FUND’S INVESTMENTS

	Rate (%)	Maturity date	Par value^	Value
Real estate (continued)
Equity real estate investment trusts (continued)
RHP Hotel Properties LP (D)	4.500	02-15-29	258,000	$260,580
RLJ Lodging Trust LP (D)	3.750	07-01-26	114,000	115,425
SBA Communications Corp. (A)(B)	3.875	02-15-27	673,000	694,031
Uniti Group LP (A)(B)(D)	6.500	02-15-29	110,000	111,492
VICI Properties LP (D)	4.125	08-15-30	163,000	171,434
VICI Properties LP (D)	4.625	12-01-29	199,000	212,930
XHR LP (D)	4.875	06-01-29	82,000	83,799
Utilities 3.7%				6,927,874
Electric utilities 2.1%
ABY Transmision Sur SA (D)	6.875	04-30-43	240,825	308,256
Emera US Finance LP (B)	3.550	06-15-26	438,000	481,396
FirstEnergy Corp.	2.650	03-01-30	690,000	702,972
Instituto Costarricense de Electricidad (D)	6.375	05-15-43	215,000	188,127
NextEra Energy Capital Holdings, Inc.	3.550	05-01-27	582,000	651,733
NRG Energy, Inc. (A)(B)(D)	2.450	12-02-27	283,000	289,267
NRG Energy, Inc. (A)(B)(D)	3.375	02-15-29	47,000	46,765
NRG Energy, Inc. (A)(B)(D)	3.625	02-15-31	132,000	132,990
NRG Energy, Inc. (D)	4.450	06-15-29	194,000	218,707
Vistra Operations Company LLC (A)(B)(D)	3.700	01-30-27	486,000	520,722
Vistra Operations Company LLC (D)	4.300	07-15-29	406,000	444,240
Gas utilities 0.5%
AmeriGas Partners LP	5.500	05-20-25	220,000	242,682
Infraestructura Energetica Nova SAB de CV (A)(B)(D)	4.750	01-15-51	441,000	454,089
Suburban Propane Partners LP (D)	5.000	06-01-31	134,000	139,193
Independent power and renewable electricity producers 0.3%
AES Panama Generation Holdings SRL (D)	4.375	05-31-30	233,000	241,087
NextEra Energy Operating Partners LP (D)	3.875	10-15-26	247,000	259,968
NextEra Energy Operating Partners LP (A)(B)(D)	4.500	09-15-27	110,000	118,525
Multi-utilities 0.8%
Berkshire Hathaway Energy Company	8.480	09-15-28	550,000	784,634
Dominion Energy, Inc. (B)	3.375	04-01-30	481,000	533,512

NiSource, Inc. (A)(B)	3.600	05-01-30	151,000	169,009
Municipal bonds 0.5% (0.3% of Total investments)				$839,738
(Cost $781,492)
New Jersey Transportation Trust Fund Authority	4.081	06-15-39	296,000	341,870
New Jersey Transportation Trust Fund Authority	4.131	06-15-42	30,000	34,737

State Board of Administration Finance Corp. (Florida)	1.705	07-01-27	450,000	463,131
Term loans (H) 0.1% (0.1% of Total investments)				$261,448
(Cost $261,393)
Communication services 0.0%				30,826
Media 0.0%
AP Core Holdings II LLC, Term Loan B (I)	TBD	07-21-27	31,000	30,826
Industrials 0.1%				230,622
Professional services 0.1%

CoreLogic, Inc., Term Loan (1 month LIBOR + 3.500%)	4.000	06-02-28	232,000	230,622
Collateralized mortgage obligations 9.3% (6.2% of Total investments)				$17,648,272
(Cost $19,374,725)
Commercial and residential 7.6%				14,437,598
Angel Oak Mortgage Trust LLC
Series 2020-R1, Class A1 (D)(J)	0.990	04-25-53	284,903	285,038
SEE NOTES TO FUND’S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK INCOME SECURITIES TRUST	15

	Rate (%)	Maturity date	Par value^	Value
Commercial and residential (continued)
Series 2021-2, Class A1 (D)(J)	0.985	04-25-66	183,851	$183,834
Arroyo Mortgage Trust
Series 2021-1R, Class A1 (D)(J)	1.175	10-25-48	282,340	282,753
BAMLL Commercial Mortgage Securities Trust
Series 2015-200P, Class C (D)(J)	3.596	04-14-33	490,000	523,818
Series 2019-BPR, Class ENM (D)(J)	3.719	11-05-32	175,000	158,550
BBCMS Mortgage Trust
Series 2019-C5, Class A2	3.043	11-15-52	241,000	253,883
Series 2020-C6, Class A2	2.690	02-15-53	155,000	162,606
BBCMS Trust
Series 2015-MSQ, Class D (D)(J)	3.990	09-15-32	480,000	487,851
Series 2015-SRCH, Class D (D)(J)	4.957	08-10-35	295,000	332,959
BRAVO Residential Funding Trust
Series 2021-NQM1, Class A1 (D)(J)	0.941	02-25-49	172,882	173,132
BWAY Mortgage Trust
Series 2015-1740, Class XA IO (D)	0.896	01-10-35	6,885,000	27,335
BX Commercial Mortgage Trust
Series 2018-BIOA, Class D (1 month LIBOR + 1.321%) (D)(K)	1.427	03-15-37	273,000	273,680
Series 2020-VKNG, Class A (1 month LIBOR + 0.930%) (D)(K)	1.036	10-15-37	345,000	345,573
CAMB Commercial Mortgage Trust
Series 2019-LIFE, Class F (1 month LIBOR + 2.550%) (D)(K)	2.623	12-15-37	146,000	146,501
Citigroup Commercial Mortgage Trust
Series 2019-PRM, Class A (D)	3.341	05-10-36	196,000	208,412
Series 2019-SMRT, Class A (D)	4.149	01-10-36	121,000	130,738
COLT Funding LLC
Series 2021-2, Class A1 (D)(J)	0.924	08-25-66	277,000	277,526
COLT Trust
Series 2020-RPL1, Class A1 (D)(J)	1.390	01-25-65	492,390	497,394
Commercial Mortgage Trust (Cantor Fitzgerald/Deutsche Bank AG)
Series 2012-CR2, Class XA IO	1.620	08-15-45	1,711,586	14,254
Series 2012-CR3, Class XA IO	1.843	10-15-45	2,512,909	33,202
Commercial Mortgage Trust (Citigroup/Deutsche Bank AG)
Series 2018-COR3, Class XA IO	0.442	05-10-51	3,827,022	105,346
Commercial Mortgage Trust (Deutsche Bank AG)
Series 2013-300P, Class D (D)(J)	4.394	08-10-30	340,000	352,106
Series 2020-CBM, Class A2 (D)	2.896	02-10-37	208,000	212,545
Credit Suisse Mortgage Capital Certificates
Series 2019-AFC1, Class A1 (D)	2.573	07-25-49	177,809	180,361
Series 2019-ICE4, Class D (1 month LIBOR + 1.600%) (D)(K)	1.706	05-15-36	350,000	350,988
Series 2020-AFC1, Class A1 (D)(J)	2.240	02-25-50	176,578	179,045
Series 2021-NQM2, Class A1 (D)(J)	1.179	02-25-66	305,441	305,547
Series 2021-NQM3, Class A1 (D)(J)	1.015	04-25-66	233,931	234,109
Series 2021-NQM5, Class A1 (D)(J)	0.938	05-25-66	203,000	202,998
Ellington Financial Mortgage Trust
Series 2021-1, Class A1 (D)(J)	0.797	02-25-66	156,777	156,380
Series 2021-2, Class A1 (D)(J)	0.931	06-25-66	252,684	253,444
Flagstar Mortgage Trust
Series 2021-1, Class A2 (D)(J)	2.500	02-01-51	474,011	484,355
GCAT Trust
Series 2021-NQM1, Class A1 (D)(J)	0.874	01-25-66	295,838	294,761
Series 2021-NQM2, Class A1 (D)(J)	1.036	05-25-66	192,413	192,031
Series 2021-NQM3, Class A1 (D)(J)	1.091	05-25-66	321,943	322,736
GS Mortgage Securities Trust
Series 2017-485L, Class C (D)(J)	3.982	02-10-37	240,000	253,267
Series 2020-UPTN, Class A (D)	2.751	02-10-37	192,000	202,303
GS Mortgage-Backed Securities Trust
Series 2020-NQM1, Class A1 (D)(J)	1.382	09-27-60	101,604	102,073
HarborView Mortgage Loan Trust
Series 2007-3, Class ES IO (D)	0.350	05-19-47	3,212,426	33,575
Series 2007-4, Class ES IO	0.350	07-19-47	3,531,890	47,108
16	JOHN HANCOCK INCOME SECURITIES TRUST | QUARTERLY REPORT	SEE NOTES TO FUND’S INVESTMENTS

	Rate (%)	Maturity date	Par value^	Value
Commercial and residential (continued)
Series 2007-6, Class ES IO (D)	0.343	08-19-37	3,325,529	$46,936
Imperial Fund Mortgage Trust
Series 2021-NQM1, Class A1 (D)(J)	1.071	06-25-56	186,541	186,723
IMT Trust
Series 2017-APTS, Class CFX (D)(J)	3.497	06-15-34	190,000	198,911
Irvine Core Office Trust
Series 2013-IRV, Class A2 (D)(J)	3.174	05-15-48	245,000	255,577
JPMorgan Chase Commercial Mortgage Securities Trust
Series 2012-HSBC, Class XA IO (D)	1.431	07-05-32	2,537,657	24,712
Series 2020-NNN, Class AFX (D)	2.812	01-16-37	195,000	204,177
KNDL Mortgage Trust
Series 2019-KNSQ, Class D (1 month LIBOR + 1.350%) (D)(K)	1.456	05-15-36	144,000	144,089
Life Mortgage Trust
Series 2021-BMR, Class A (1 month LIBOR + 0.700%) (D)(K)	0.806	03-15-38	280,000	280,349
Series 2021-BMR, Class D (1 month LIBOR + 1.400%) (D)(K)	1.506	03-15-38	218,000	218,828
MFA Trust
Series 2020-NQM1, Class A1 (D)(J)	1.479	03-25-65	84,647	85,308
Series 2020-NQM3, Class A1 (D)(J)	1.014	01-26-65	178,489	178,708
Series 2021-NQM1, Class A1 (D)(J)	1.153	04-25-65	248,329	248,115
Morgan Stanley Capital I Trust
Series 2017-CLS, Class D (1 month LIBOR + 1.400%) (D)(K)	1.506	11-15-34	304,000	304,096
Natixis Commercial Mortgage Securities Trust
Series 2018-285M, Class D (D)(J)	3.790	11-15-32	100,000	101,364
Series 2018-ALXA, Class C (D)(J)	4.316	01-15-43	175,000	187,732
OBX Trust
Series 2020-EXP2, Class A3 (D)(J)	2.500	05-25-60	174,719	177,561
Series 2021-NQM2, Class A1 (D)(J)	1.101	05-25-61	331,354	332,182
One Market Plaza Trust
Series 2017-1MKT, Class D (D)	4.146	02-10-32	190,000	193,480
Provident Funding Mortgage Trust
Series 2020-F1, Class A2 (D)(J)	2.000	01-25-36	437,673	446,894
SLG Office Trust
Series 2021-OVA, Class D (D)	2.851	07-15-41	270,000	276,625
Starwood Mortgage Residential Trust
Series 2020-3, Class A1 (D)(J)	1.486	04-25-65	140,554	141,163
Verus Securitization Trust
Series 2020-5, Class A1 (D)	1.218	05-25-65	131,092	131,404
Series 2021-3, Class A1 (D)(J)	1.046	06-25-66	344,077	344,684
Series 2021-4, Class A1 (D)(J)	0.938	07-25-66	162,000	162,130
Series 2021-R1, Class A1 (D)(J)	0.820	10-25-63	255,677	255,643
WF-RBS Commercial Mortgage Trust
Series 2012-C9, Class XA IO (D)	1.874	11-15-45	3,107,941	46,090
U.S. Government Agency 1.7%				3,210,674
Federal Home Loan Mortgage Corp.
Series K017, Class X1 IO	1.285	12-25-21	1,904,896	87
Series K018, Class X1 IO	1.235	01-25-22	2,648,899	3,257
Series K021, Class X1 IO	1.400	06-25-22	833,933	5,368
Series K022, Class X1 IO	1.175	07-25-22	3,432,418	23,646
Series K718, Class X1 IO	0.575	01-25-22	12,789,186	5,393
Government National Mortgage Association
Series 2012-114, Class IO	0.692	01-16-53	768,709	17,479
Series 2016-174, Class IO	0.858	11-16-56	1,323,787	71,976
Series 2017-109, Class IO	0.507	04-16-57	1,628,864	56,929
Series 2017-124, Class IO	0.677	01-16-59	1,576,160	74,891
Series 2017-135, Class IO	0.774	10-16-58	1,307,795	63,977
Series 2017-140, Class IO	0.565	02-16-59	652,367	28,632
Series 2017-20, Class IO	0.695	12-16-58	2,548,617	107,696
Series 2017-22, Class IO	0.773	12-16-57	614,822	34,312
SEE NOTES TO FUND’S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK INCOME SECURITIES TRUST	17

	Rate (%)	Maturity date	Par value^	Value
U.S. Government Agency (continued)
Series 2017-46, Class IO	0.641	11-16-57	1,686,245	$78,549
Series 2017-61, Class IO	0.698	05-16-59	977,047	50,684
Series 2017-74, Class IO	0.582	09-16-58	1,661,851	62,304
Series 2018-114, Class IO	0.571	04-16-60	2,251,190	120,707
Series 2018-158, Class IO	0.717	05-16-61	1,602,265	106,086
Series 2018-35, Class IO	0.523	03-16-60	2,264,260	98,880
Series 2018-43, Class IO	0.551	05-16-60	3,164,444	155,446
Series 2018-69, Class IO	0.566	04-16-60	976,708	59,920
Series 2018-9, Class IO	0.534	01-16-60	1,832,244	87,251
Series 2019-131, Class IO	0.922	07-16-61	1,303,046	89,284
Series 2020-100, Class IO	0.909	05-16-62	1,258,082	97,516
Series 2020-108, Class IO	0.933	06-16-62	1,493,068	117,255
Series 2020-114, Class IO	0.927	09-16-62	3,243,679	258,893
Series 2020-118, Class IO	1.047	06-16-62	2,359,783	197,269
Series 2020-119, Class IO	0.813	08-16-62	1,398,702	104,183
Series 2020-120, Class IO	0.853	05-16-62	655,137	51,985
Series 2020-137, Class IO	0.844	09-16-62	3,452,780	262,411
Series 2020-150, Class IO	0.984	12-16-62	1,892,250	160,206
Series 2020-170, Class IO	0.886	11-16-62	2,708,093	221,735
Series 2021-3, Class IO	0.958	09-16-62	3,291,494	275,123

Series 2021-40, Class IO	0.843	02-16-63	769,827	61,344
Asset backed securities 10.6% (7.0% of Total investments)				$20,193,695
(Cost $19,754,880)
Asset backed securities 10.6%				20,193,695
AMSR Trust
Series 2020-SFR4, Class A (D)	1.355	11-17-37	466,000	468,448
Applebee’s Funding LLC
Series 2019-1A, Class A2I (D)	4.194	06-07-49	436,700	446,967
Arby’s Funding LLC
Series 2020-1A, Class A2 (D)	3.237	07-30-50	386,100	406,019
Avis Budget Rental Car Funding AESOP LLC
Series 2019-3A, Class A (D)	2.360	03-20-26	378,000	396,100
Series 2020-1A, Class A (D)	2.330	08-20-26	251,000	263,635
Bojangles Issuer LLC
Series 2020-1A, Class A2 (D)	3.832	10-20-50	211,000	221,381
CARS-DB4 LP
Series 2020-1A, Class B1 (D)	4.170	02-15-50	293,000	304,145
CF Hippolyta LLC
Series 2020-1, Class A1 (D)	1.690	07-15-60	343,490	351,183
Series 2021-1A, Class A1 (D)	1.530	03-15-61	384,834	391,530
CLI Funding VI LLC
Series 2020-1A, Class A (D)	2.080	09-18-45	446,987	451,806
CLI Funding VIII LLC
Series 2021-1A, Class A (D)	1.640	02-18-46	422,720	422,451
ContiMortgage Home Equity Loan Trust
Series 1995-2, Class A5	8.100	08-15-25	16,185	15,875
CWABS Asset-Backed Certificates Trust
Series 2004-10, Class AF5B	4.422	02-25-35	24,142	24,086
DataBank Issuer
Series 2021-1A, Class A2 (D)	2.060	02-27-51	173,000	176,502
DB Master Finance LLC
Series 2017-1A, Class A2I (D)	3.629	11-20-47	116,100	117,143
Series 2017-1A, Class A2II (D)	4.030	11-20-47	164,475	174,663
Series 2019-1A, Class A2I (D)	3.787	05-20-49	759,473	767,265
Diamond Infrastructure Funding LLC
Series 2021-1A, Class C (D)	3.475	04-15-49	80,000	80,391
Domino’s Pizza Master Issuer LLC
18	JOHN HANCOCK INCOME SECURITIES TRUST | QUARTERLY REPORT	SEE NOTES TO FUND’S INVESTMENTS

	Rate (%)	Maturity date	Par value^	Value
Asset backed securities (continued)
Series 2017-1A, Class A23 (D)	4.118	07-25-47	516,275	$557,340
Series 2021-1A, Class A2I (D)	2.662	04-25-51	256,358	267,455
Driven Brands Funding LLC
Series 2020-2A, Class A2 (D)	3.237	01-20-51	278,600	289,371
FirstKey Homes Trust
Series 2020-SFR1, Class A (D)	1.339	09-17-25	449,479	452,975
Series 2020-SFR2, Class A (D)	1.266	10-19-37	535,815	537,773
Series 2021-SFR1, Class A (D)	1.538	08-17-38	402,000	405,575
Series 2021-SFR1, Class D (D)	2.189	08-17-38	264,000	266,552
Five Guys Funding LLC
Series 2017-1A, Class A2 (D)	4.600	07-25-47	194,530	203,663
FOCUS Brands Funding LLC
Series 2017-1A, Class A2IB (D)	3.857	04-30-47	137,854	141,303
Ford Credit Auto Owner Trust
Series 2020-1, Class A (D)	2.040	08-15-31	466,000	486,479
GM Financial Automobile Leasing Trust
Series 2021-2, Class A4	0.410	05-20-25	96,000	95,987
Golub Capital Partners Funding, Ltd.
Series 2020-1A, Class A2 (D)	3.208	01-22-29	297,000	297,053
Series 2021-1A, Class A2 (D)	2.773	04-20-29	223,000	224,234
Hilton Grand Vacations Trust
Series 2018-AA, Class A (D)	3.540	02-25-32	97,220	102,333
Honda Auto Receivables Owner Trust
Series 2021-2, Class A4	0.550	08-16-27	189,000	188,893
Jack in the Box Funding LLC
Series 2019-1A, Class A23 (D)	4.970	08-25-49	173,688	193,479
Series 2019-1A, Class A2I (D)	3.982	08-25-49	179,643	183,936
Laurel Road Prime Student Loan Trust
Series 2019-A, Class A2FX (D)	2.730	10-25-48	48,864	49,776
MVW Owner Trust
Series 2018-1A, Class A (D)	3.450	01-21-36	129,828	134,690
Navient Private Education Refi Loan Trust
Series 2019-FA, Class A2 (D)	2.600	08-15-68	227,493	232,027
Neighborly Issuer LLC
Series 2021-1A, Class A2 (D)	3.584	04-30-51	438,900	455,043
NRZ Excess Spread-Collateralized Notes
Series 2018-FNT1, Class A (D)	3.610	05-25-23	87,254	87,524
Series 2018-FNT2, Class A (D)	3.790	07-25-54	62,951	62,991
Series 2021-FHT1, Class A (D)	3.104	07-25-26	100,000	99,736
Oxford Finance Funding LLC
Series 2019-1A, Class A2 (D)	4.459	02-15-27	171,904	177,265
PFS Financing Corp.
Series 2020-E, Class A (D)	1.000	10-15-25	263,000	265,708
Progress Residential Trust
Series 2020-SFR1, Class A (D)	1.732	04-17-37	261,000	264,977
Santander Revolving Auto Loan Trust
Series 2019-A, Class A (D)	2.510	01-26-32	488,000	515,794
ServiceMaster Funding LLC
Series 2021-1, Class A2I (D)	2.865	07-30-51	275,000	275,000
Sesac Finance LLC
Series 2019-1, Class A2 (D)	5.216	07-25-49	354,760	380,952
SMB Private Education Loan Trust
Series 2019-B, Class A2A (D)	2.840	06-15-37	360,718	377,638
Series 2020-PTA, Class A2A (D)	1.600	09-15-54	194,000	197,051
Series 2021-A, Class APT2 (D)	1.070	01-15-53	231,880	230,595
Sonic Capital LLC
Series 2020-1A, Class A2I (D)	3.845	01-20-50	313,566	333,634
Series 2021-1A, Class A2I (D)	2.190	08-20-51	223,000	223,000
Sunbird Engine Finance LLC
Series 2020-1A, Class A (D)	3.671	02-15-45	196,085	190,980
Taco Bell Funding LLC
SEE NOTES TO FUND’S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK INCOME SECURITIES TRUST	19

	Rate (%)	Maturity date	Par value^	Value
Asset backed securities (continued)
Series 2018-1A, Class A2I (D)	4.318	11-25-48	461,175	$462,120
TIF Funding II LLC
Series 2021-1A, Class A (D)	1.650	02-20-46	235,506	234,509
Towd Point Mortgage Trust
Series 2015-1, Class A5 (D)(J)	3.399	10-25-53	125,000	130,761
Series 2015-2, Class 1M2 (D)(J)	3.504	11-25-60	300,000	313,378
Series 2017-2, Class A1 (D)(J)	2.750	04-25-57	37,693	38,193
Series 2018-1, Class A1 (D)(J)	3.000	01-25-58	95,902	98,431
Series 2018-3, Class A1 (D)(J)	3.750	05-25-58	164,742	173,777
Series 2018-4, Class A1 (D)(J)	3.000	06-25-58	279,826	290,780
Series 2018-5, Class A1A (D)(J)	3.250	07-25-58	60,863	62,028
Series 2019-1, Class A1 (D)(J)	3.735	03-25-58	213,928	225,551
Series 2019-4, Class A1 (D)(J)	2.900	10-25-59	232,331	240,776
Series 2020-4, Class A1 (D)	1.750	10-25-60	255,718	259,281
Triton Container Finance VIII LLC
Series 2020-1A, Class A (D)	2.110	09-20-45	597,454	606,259
Series 2021-1A, Class A (D)	1.860	03-20-46	327,453	328,114
Vantage Data Centers LLC
Series 2020-1A, Class A2 (D)	1.645	09-15-45	341,000	344,084
Series 2020-2A, Class A2 (D)	1.992	09-15-45	239,000	241,091
VR Funding LLC
Series 2020-1A, Class A (D)	2.790	11-15-50	430,525	425,451
Wendy’s Funding LLC
Series 2021-1A, Class A2I (D)	2.370	06-15-51	234,000	238,006
Westgate Resorts LLC
Series 2017-1A, Class A (D)	3.050	12-20-30	41,954	41,923
Willis Engine Structured Trust V
Series 2020-A, Class A (D)	3.228	03-15-45	113,292	114,541
Zaxby’s Funding LLC
Series 2021-1A, Class A2 (D)	3.238	07-30-51	384,000	396,269

	Shares	Value
Common stocks 0.2% (0.1% of Total investments)		$369,851
(Cost $353,900)
Utilities 0.2%		369,851
Multi-utilities 0.2%
Algonquin Power & Utilities Corp.	6,250	328,563

Dominion Energy, Inc.	414	41,288
Preferred securities 1.0% (0.7% of Total investments)		$1,878,125
(Cost $1,592,765)
Communication services 0.1%		165,372
Wireless telecommunication services 0.1%
Telephone & Data Systems, Inc., 6.625% (B)	5,825	165,372
Consumer staples 0.3%		581,250
Food products 0.3%
Ocean Spray Cranberries, Inc., 6.250% (D)	6,250	581,250
Financials 0.2%		338,762
Banks 0.2%
GMAC Capital Trust I (3 month LIBOR + 5.785%), 5.941% (A)(B)(K)	1,816	48,360
Wells Fargo & Company, 7.500%	192	290,402
Information technology 0.2%		389,174
Semiconductors and semiconductor equipment 0.2%
Broadcom, Inc., 8.000%	252	389,174
20	JOHN HANCOCK INCOME SECURITIES TRUST | QUARTERLY REPORT	SEE NOTES TO FUND’S INVESTMENTS

	Shares	Value
Utilities 0.2%		$403,567
Electric utilities 0.1%
NextEra Energy, Inc., 5.279%	4,050	207,927
The Southern Company, 6.750%	624	32,354
Multi-utilities 0.1%
DTE Energy Company, 6.250%	512	26,266
NiSource, Inc., 7.750% (A)(B)	1,300	137,020

	Par value^	Value
Short-term investments 5.7% (3.8% of Total investments)		$10,879,000
(Cost $10,879,000)
Repurchase agreement 5.7%		10,879,000
Repurchase Agreement with State Street Corp. dated 7-30-21 at 0.000% to be repurchased at $10,879,000 on 8-2-21, collateralized by $10,821,300 U.S. Treasury Notes, 1.375% due 2-15-23 (valued at $11,096,673)	10,879,000	10,879,000

Total investments (Cost $275,291,726) 151.5%	$287,561,011
Other assets and liabilities, net (51.5%)	(97,749,457)
Total net assets 100.0%	$189,811,554

The percentage shown for each investment category is the total value of the category as a percentage of the net assets of the fund unless otherwise indicated.
^All par values are denominated in U.S. dollars unless otherwise indicated.
Security Abbreviations and Legend
CMT	Constant Maturity Treasury
ICE	Intercontinental Exchange
IO	Interest-Only Security - (Interest Tranche of Stripped Mortgage Pool). Rate shown is the annualized yield at the end of the period.
LIBOR	London Interbank Offered Rate
PIK	Pay-in-Kind Security - Represents a payment-in-kind which may pay interest in additional par and/or cash. Rates shown are the current rate and most recent payment rate.
SOFR	Secured Overnight Financing Rate
TBA	To Be Announced. A forward mortgage-backed securities trade issued by a U.S. Government Agency, to be delivered at an agreed-upon future settlement date.
(A)	All or a portion of this security is on loan as of 7-31-21, and is a component of the fund’s leverage under the Liquidity Agreement.
(B)	All or a portion of this security is pledged as collateral pursuant to the Liquidity Agreement. Total collateral value at 7-31-21 was $101,682,682. A portion of the securities pledged as collateral were loaned pursuant to the Liquidity Agreement. The value of securities on loan amounted to $49,667,348.
(C)	Security purchased or sold on a when-issued or delayed delivery basis.
(D)	These securities are exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold, normally to qualified institutional buyers, in transactions exempt from registration. Rule 144A securities amounted to $100,448,300 or 52.9% of the fund’s net assets as of 7-31-21.
(E)	Perpetual bonds have no stated maturity date. Date shown as maturity date is next call date.
(F)	Non-income producing - Issuer is in default.
(G)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(H)	Term loans are variable rate obligations. The coupon rate shown represents the rate at period end.
(I)	This position represents an unsettled loan commitment at period end. Certain details associated with this purchase are not known prior to the settlement date, including coupon rate, which is disclosed as TBD (To Be Determined).
(J)	Variable or floating rate security, the interest rate of which adjusts periodically based on a weighted average of interest rates and prepayments on the underlying pool of assets. The interest rate shown is the current rate as of period end.
(K)	Variable rate obligation. The coupon rate shown represents the rate at period end.
The fund had the following country composition as a percentage of total investments on 7-31-21:
United States	87.6%
Canada	1.9%
United Kingdom	1.8%
Ireland	1.0%
Mexico	1.0%
Other countries	6.7%
TOTAL	100.0%
SEE NOTES TO FUND’S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK INCOME SECURITIES TRUST	21

Notes to Fund’s investments (unaudited)
Security valuation. Investments are stated at value as of the scheduled close of regular trading on the New York Stock Exchange (NYSE), normally at 4:00 P.M., Eastern Time. In case of emergency or other disruption resulting in the NYSE not opening for trading or the NYSE closing at a time other than the regularly scheduled close, the net asset value (NAV) may be determined as of the regularly scheduled close of the NYSE pursuant to the fund’s Valuation Policies and Procedures.
In order to value the securities, the fund uses the following valuation techniques: Debt obligations are typically valued based on evaluated prices provided by an independent pricing vendor. Independent pricing vendors utilize matrix pricing, which takes into account factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data, as well as broker supplied prices. Equity securities, including exchange-traded or closed-end funds, are typically valued at the last sale price or official closing price on the exchange or principal market where the security trades. In the event there were no sales during the day or closing prices are not available, the securities are valued using the last available bid price.
In certain instances, the Pricing Committee may determine to value equity securities using prices obtained from another exchange or market if trading on the exchange or market on which prices are typically obtained did not open for trading as scheduled, or if trading closed earlier than scheduled, and trading occurred as normal on another exchange or market.
Other portfolio securities and assets, for which reliable market quotations are not readily available, are valued at fair value as determined in good faith by the fund’s Pricing Committee following procedures established by the Board of Trustees. The frequency with which these fair valuation procedures are used cannot be predicted and fair value of securities may differ significantly from the value that would have been used had a ready market for such securities existed.
The fund uses a three-tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes securities valued using quoted prices in active markets for identical securities, including registered investment companies. Level 2 includes securities valued using other significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these inputs are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes securities valued using significant unobservable inputs when market prices are not readily available or reliable, including the fund’s own assumptions in determining the fair value of investments. Factors used in determining value may include market or issuer specific events or trends, changes in interest rates and credit quality. The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Changes in valuation techniques and related inputs may result in transfers into or out of an assigned level within the disclosure hierarchy.
The following is a summary of the values by input classification of the fund’s investments as of July 31, 2021, by major security category or type:
	Total value at 7-31-21	Level 1 quoted price	Level 2 significant observable inputs	Level 3 significant unobservable inputs

Investments in securities:
Assets
U.S. Government and Agency obligations	$44,795,079	—	$44,795,079	—
Foreign government obligations	1,317,039	—	1,317,039	—
Corporate bonds	189,378,764	—	189,378,764	—
Municipal bonds	839,738	—	839,738	—
Term loans	261,448	—	261,448	—
Collateralized mortgage obligations	17,648,272	—	17,648,272	—
Asset backed securities	20,193,695	—	20,193,695	—
Common stocks	369,851	$369,851	—	—
Preferred securities	1,878,125	1,296,875	581,250	—
Short-term investments	10,879,000	—	10,879,000	—
Total investments in securities	$287,561,011	$1,666,726	$285,894,285	—
Level 3 includes securities valued at $0. Refer to Fund’s investments.
For additional information on the fund’s significant accounting policies and risks, please refer to the fund’s most recent semiannual or annual shareholder report and prospectus.
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